Investments in unconsolidated entities (Tables)	12 Months Ended
Dec. 31, 2019
Investments in unconsolidated entities
Schedule of components of Other long-term investments
The following table presents the components of Other long-term investments as of December 31, 2019 and 2018:

(Millions)	2019	2018
Equity method eligible unconsolidated entities, at fair value	$151.9	$169.4
Other unconsolidated investments, at fair value(1)	194.9	195.6
Total Other long-term investments(2)	$346.8	$365.0
(1)Includes Other long-term investments that are not equity method eligible.
(2)There were no investments accounted for using the equity method as of December 31, 2019 and 2018.

Schedule of investments in equity method eligible unconsolidated entities
The following table presents Sirius Group's investments in equity method eligible unconsolidated entities as of December 31, 2019 and 2018:

	Ownership interest as of December 31,
Investee	2019	2018	Instrument Held
BE Reinsurance Limited	24.9%	25.0%	Common shares
BioVentures Investors (Offshore) IV ﾠLP	73.0%	73.0%	Units
Camden Partners Strategic Fund V (Cayman),ﾠ LP	39.4%	36.4%	Units
Diamond LS I LP	16.0%	3.9%	Units
Gateway Fund LP	15.0%	—%	Units
Monarch	12.8%	12.8%	Units
NEC Cypress BuyerﾠLLC(1)	—%	13.3%	Units
New Energy Capital Infrastructure Credit Fundﾠ LP	30.5%	22.9%	Units
New Energy Capital Infrastructure Offshore Credit Fundﾠ LP	30.5%	54.9%	Units
Pie Preferred Stock(2)	30.1%	—%	Preferred shares
Pie Series B Preferred Stock(2)	22.4%	—%	Preferred shares
Quintana Energy Partners	21.8%	21.8%	Units
Tuckerman Capital VﾠLP	48.3%	47.6%	Units
Tuckerman Capital V Co-Investment IﾠLP	48.1%	47.7%	Units
(1)The ownership of NEC Cypress Buyer LLC was liquidated in 2019.
(2)Sirius Group holds investments in several financing instruments of Pie Insurance Holdings, Inc.

Schedule of summarized financial information of investments in equity method eligible unconsolidated entities
The following tables present aggregated summarized financial information for Sirius Group's investments in equity method eligible unconsolidated entities:

	As of December 31,
(Millions)	2019	2018
Balance sheet data:
Total assets	$594.5	$591.1
Total liabilities	$47.6	$28.7

	For the years ended December 31,
(Millions)	2019	2018	2017
Income statement data:
Revenues	$72.7	$55.4	$60.3
Expenses	$(30.2)	$(25.1)	$(28.8)